Identifiable Intangible Assets, net - Estimated Amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Estimated amortization for five succeeding years
2020	$ 170,343
2021	160,666
2022	122,886
2023	116,665
2024	116,395
Thereafter	935,302
Subtotal finite-lived intangible assets	1,622,257
Internally developed software projects in process	41,955
Total finite-lived intangible assets	1,664,212	$ 1,790,171
Intangibles with indefinite lives	164,428
Intangible, Net, Total	$ 1,828,640	$ 1,958,520